Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Janus Investment Fund
Entity Central Index Key	0000277751
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000083514 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	American Cancer Society Support – Class D Shares
Trading Symbol	ACDXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class D Shares/ACDXX)	$26	0.51%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 402,000,000
Holdings Count | Holding	60
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$402M
Number of portfolio holdings	60

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
U.S. Government Agency Notes	36.9
Repurchase Agreements	34.2
U.S. Treasury Debt	16.1
Variable Rate Demand Notes	14.5
Other	(1.7)

C000254996 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	American Cancer Society Support - Class I Shares
Trading Symbol	ACJXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of December 9, 2024 (inception date) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class I Shares/ACJXX)*	$1	0.21%**
*	Period from December 9, 2024 (inception date) through December 31, 2024 for Class I shares.
**	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 1	[2]
Expense Ratio, Percent	0.21%	[2],[3]
Expenses Short Period Footnote [Text Block]	Period from December 9, 2024 (inception date) through December 31, 2024 for Class I shares
Net Assets	$ 402,000,000
Holdings Count | Holding	60
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$402M
Number of portfolio holdings	60

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
U.S. Government Agency Notes	36.9
Repurchase Agreements	34.2
U.S. Treasury Debt	16.1
Variable Rate Demand Notes	14.5
Other	(1.7)

C000254997 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	American Cancer Society Support - Class N Shares
Trading Symbol	ACOXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of October 18, 2024 (inception date) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class N Shares/ACOXX)*	$5	0.23%**
*	Period from October 18, 2024 (inception date) through December 31, 2024 for Class N shares.
**	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 5	[4]
Expense Ratio, Percent	0.23%	[4],[5]
Expenses Short Period Footnote [Text Block]	Period from October 18, 2024 (inception date) through December 31, 2024 for Class N shares.
Net Assets	$ 402,000,000
Holdings Count | Holding	60
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$402M
Number of portfolio holdings	60

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
U.S. Government Agency Notes	36.9
Repurchase Agreements	34.2
U.S. Treasury Debt	16.1
Variable Rate Demand Notes	14.5
Other	(1.7)

C000028921 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	American Cancer Society Support – Class T Shares
Trading Symbol	ACTXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class T Shares/ACTXX)	$29	0.56%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[6]
Net Assets	$ 402,000,000
Holdings Count | Holding	60
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$402M
Number of portfolio holdings	60

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
U.S. Government Agency Notes	36.9
Repurchase Agreements	34.2
U.S. Treasury Debt	16.1
Variable Rate Demand Notes	14.5
Other	(1.7)

C000077664 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class A Shares
Trading Symbol	JHYAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class A Shares/JHYAX)	$49	0.94%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[7]
Net Assets	$ 640,000,000
Holdings Count | Holding	174
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077665 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class C Shares
Trading Symbol	JDHCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class C Shares/JDHCX)	$86	1.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.67%	[8]
Net Assets	$ 640,000,000
Holdings Count | Holding	174
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000083516 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class D Shares
Trading Symbol	JNHYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	$39	0.76%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[9]
Net Assets	$ 640,000,000
Holdings Count | Holding	174
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077666 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class I Shares
Trading Symbol	JHYFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	$38	0.74%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[10]
Net Assets	$ 640,000,000
Holdings Count | Holding	174
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000114871 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class N Shares
Trading Symbol	JHYNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	$33	0.63%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[11]
Net Assets	$ 640,000,000
Holdings Count | Holding	174
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077667 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class R Shares
Trading Symbol	JHYRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	$70	1.36%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%	[12]
Net Assets	$ 640,000,000
Holdings Count | Holding	174
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077668 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class S Shares
Trading Symbol	JDHYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	$58	1.12%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%	[13]
Net Assets	$ 640,000,000
Holdings Count | Holding	174
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028924 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class T Shares
Trading Symbol	JAHYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	$45	0.88%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[14]
Net Assets	$ 640,000,000
Holdings Count | Holding	174
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$640M
Number of portfolio holdings	174
Portfolio turnover rate	54%
Weighted average maturity	5.1 Years
Effective duration	3.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	90.0
Bank Loans and Mezzanine Loans	4.9
Investments Purchased with Cash Collateral from Securities Lending	2.2
Investment Companies	1.9
Asset-Backed/Commercial Mortgage-Backed Securities	1.3
Common Stocks	1.3
Preferred Stocks	0.4
Other	(2.0)
Ratings Summary (% of net assets)†
AA	5.4
BBB	1.5
BB	32.8
B	43.7
CCC	11.8
Not Rated	3.1
Other	1.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077673 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JDPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX)	$63	1.21%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%	[15]
Net Assets	$ 2,085,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2

C000077674 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JMVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX)	$97	1.87%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.87%	[16]
Net Assets	$ 2,085,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2

C000083518 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JNMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	$50	0.96%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[17]
Net Assets	$ 2,085,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2

C000077675 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JMVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	$48	0.93%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[18]
Net Assets	$ 2,085,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2

C000114873 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JDPNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	$43	0.83%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[19]
Net Assets	$ 2,085,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2

C000077676 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class R Shares
Trading Symbol	JDPRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	$82	1.58%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.58%	[20]
Net Assets	$ 2,085,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2

C000077677 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JMVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	$70	1.34%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%	[21]
Net Assets	$ 2,085,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2

C000028928 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JMCVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	$56	1.07%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%	[22]
Net Assets	$ 2,085,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,085M
Number of portfolio holdings	75
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2
Asset Allocation (% of net assets)
Common Stocks	98.6
Repurchase Agreements	1.5
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Entergy Corp	3.0
Chesapeake Energy Corp	2.8
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.7
Fox Corp - Class B	2.2

C000083519 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Money Market Fund
Class Name	Class D Shares
Trading Symbol	JNMXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	$26	0.50%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[23]
Net Assets	$ 1,167,000,000
Holdings Count | Holding	77
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,167M
Number of portfolio holdings	77

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Commercial Paper	32.6
Repurchase Agreements	31.7
Variable Rate Demand Notes	14.7
Certificates of Deposit	6.1
U.S. Government Agency Notes	5.1
U.S. Treasury Debt	5.1
Time Deposits	4.3
Other	0.4

C000028930 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Money Market Fund
Class Name	Class T Shares
Trading Symbol	JAMXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	$28	0.55%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[24]
Net Assets	$ 1,167,000,000
Holdings Count | Holding	77
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,167M
Number of portfolio holdings	77

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Commercial Paper	32.6
Repurchase Agreements	31.7
Variable Rate Demand Notes	14.7
Certificates of Deposit	6.1
U.S. Government Agency Notes	5.1
U.S. Treasury Debt	5.1
Time Deposits	4.3
Other	0.4

C000077701 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class A Shares
Trading Symbol	JSHAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX)	$36	0.70%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[25]
Net Assets	$ 718,000,000
Holdings Count | Holding	389
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077702 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class C Shares
Trading Symbol	JSHCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX)	$73	1.43%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.43%	[26]
Net Assets	$ 718,000,000
Holdings Count | Holding	389
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000083525 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class D Shares
Trading Symbol	JNSTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	$27	0.52%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[27]
Net Assets	$ 718,000,000
Holdings Count | Holding	389
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077703 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class I Shares
Trading Symbol	JSHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	$24	0.46%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[28]
Net Assets	$ 718,000,000
Holdings Count | Holding	389
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000114878 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class N Shares
Trading Symbol	JSHNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	$21	0.40%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[29]
Net Assets	$ 718,000,000
Holdings Count | Holding	389
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077704 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class S Shares
Trading Symbol	JSHSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	$46	0.89%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[30]
Net Assets	$ 718,000,000
Holdings Count | Holding	389
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028938 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class T Shares
Trading Symbol	JASBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	$33	0.64%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[31]
Net Assets	$ 718,000,000
Holdings Count | Holding	389
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$718M
Number of portfolio holdings	389
Portfolio turnover rate	74%
Weighted average maturity	3.3 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.7
Corporate Bonds	26.5
United States Treasury Notes/Bonds	17.5
Investment Companies	6.7
Mortgage-Backed Securities	5.8
Bank Loans and Mezzanine Loans	3.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(2.6)
Ratings Summary (% of net assets)†
AAA	3.6
AA	25.3
A	8.8
BBB	17.7
BB	7.1
B	1.0
Not Rated	33.5
Other	3.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077705 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JDSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX)	$75	1.47%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%	[32]
Net Assets	$ 1,435,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1

C000077706 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JCSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX)	$106	2.07%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.07%	[33]
Net Assets	$ 1,435,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1

C000083526 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JNPSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	$59	1.16%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%	[34]
Net Assets	$ 1,435,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1

C000077707 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JSCOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	$58	1.14%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[35]
Net Assets	$ 1,435,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1

C000028939 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class L Shares
Trading Symbol	JSIVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	$53	1.03%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[36]
Net Assets	$ 1,435,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1

C000114879 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JDSNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	$52	1.02%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[37]
Net Assets	$ 1,435,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1

C000077708 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class R Shares
Trading Symbol	JDSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	$90	1.77%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.77%	[38]
Net Assets	$ 1,435,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1

C000077709 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JISCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	$78	1.53%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%	[39]
Net Assets	$ 1,435,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1

C000028940 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JSCVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	$64	1.26%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%	[40]
Net Assets	$ 1,435,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,435M
Number of portfolio holdings	84
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1
Asset Allocation (% of net assets)
Common Stocks	98.1
Repurchase Agreements	1.6
Investment Companies	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.6
Ameris Bancorp	2.4
Hanover Insurance Group Inc	2.3
STAG Industrial Inc	2.1

C000077710 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class A Shares
Trading Symbol	JGCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX)	$24	0.46%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[41]
Net Assets	$ 231,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$231M
Number of portfolio holdings	19
Portfolio turnover rate	6%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	59.7
Exchange-Traded Funds (ETFs)	28.6
Fixed Income Funds	9.5
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3

C000077711 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class C Shares
Trading Symbol	JGCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX)	$61	1.20%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[42]
Net Assets	$ 231,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$231M
Number of portfolio holdings	19
Portfolio turnover rate	6%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	59.7
Exchange-Traded Funds (ETFs)	28.6
Fixed Income Funds	9.5
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3

C000083527 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class D Shares
Trading Symbol	JNSGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	$14	0.27%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[43]
Net Assets	$ 231,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$231M
Number of portfolio holdings	19
Portfolio turnover rate	6%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	59.7
Exchange-Traded Funds (ETFs)	28.6
Fixed Income Funds	9.5
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3

C000077712 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class I Shares
Trading Symbol	JGCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	$12	0.24%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[44]
Net Assets	$ 231,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$231M
Number of portfolio holdings	19
Portfolio turnover rate	6%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	59.7
Exchange-Traded Funds (ETFs)	28.6
Fixed Income Funds	9.5
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3

C000077713 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class S Shares
Trading Symbol	JGCSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	$33	0.64%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[45]
Net Assets	$ 231,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$231M
Number of portfolio holdings	19
Portfolio turnover rate	6%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	59.7
Exchange-Traded Funds (ETFs)	28.6
Fixed Income Funds	9.5
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3

C000028941 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class T Shares
Trading Symbol	JSPGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	$18	0.35%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[46]
Net Assets	$ 231,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$231M
Number of portfolio holdings	19
Portfolio turnover rate	6%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	59.7
Exchange-Traded Funds (ETFs)	28.6
Fixed Income Funds	9.5
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	24.2
Vanguard FTSE Emerging Markets	13.7
Janus Henderson Growth and Income Fund - Class N Shares	10.0
Janus Henderson Enterprise Fund - Class N Shares	9.4
Janus Henderson Research Fund - Class N Shares	8.3

C000077714 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class A Shares
Trading Symbol	JMOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX)	$22	0.43%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[47]
Net Assets	$ 187,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$187M
Number of portfolio holdings	19
Portfolio turnover rate	6%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	45.8
Exchange-Traded Funds (ETFs)	29.5
Fixed Income Funds	23.0
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7

C000077715 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class C Shares
Trading Symbol	JMOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX)	$61	1.20%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[48]
Net Assets	$ 187,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$187M
Number of portfolio holdings	19
Portfolio turnover rate	6%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	45.8
Exchange-Traded Funds (ETFs)	29.5
Fixed Income Funds	23.0
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7

C000083528 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class D Shares
Trading Symbol	JNSMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	$13	0.25%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[49]
Net Assets	$ 187,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$187M
Number of portfolio holdings	19
Portfolio turnover rate	6%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	45.8
Exchange-Traded Funds (ETFs)	29.5
Fixed Income Funds	23.0
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7

C000077716 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class I Shares
Trading Symbol	JMOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	$11	0.22%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[50]
Net Assets	$ 187,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$187M
Number of portfolio holdings	19
Portfolio turnover rate	6%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	45.8
Exchange-Traded Funds (ETFs)	29.5
Fixed Income Funds	23.0
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7

C000077717 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class S Shares
Trading Symbol	JMOSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	$32	0.63%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[51]
Net Assets	$ 187,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$187M
Number of portfolio holdings	19
Portfolio turnover rate	6%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	45.8
Exchange-Traded Funds (ETFs)	29.5
Fixed Income Funds	23.0
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7

C000028942 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class T Shares
Trading Symbol	JSPMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	$17	0.33%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[52]
Net Assets	$ 187,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$187M
Number of portfolio holdings	19
Portfolio turnover rate	6%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	45.8
Exchange-Traded Funds (ETFs)	29.5
Fixed Income Funds	23.0
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	18.6
Janus Henderson Developed World Bond Fund - Class N Shares	13.0
Vanguard FTSE Emerging Markets	10.6
Janus Henderson Flexible Bond Fund - Class N Shares	9.4
Janus Henderson Growth and Income Fund - Class N Shares	7.7

C000077718 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class A Shares
Trading Symbol	JCAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX)	$25	0.48%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[53]
Net Assets	$ 134,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$134M
Number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.2
Equity Funds	31.5
Exchange-Traded Funds (ETFs)	30.1
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1

C000077719 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class C Shares
Trading Symbol	JCACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX)	$62	1.22%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%	[54]
Net Assets	$ 134,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$134M
Number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.2
Equity Funds	31.5
Exchange-Traded Funds (ETFs)	30.1
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1

C000083529 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class D Shares
Trading Symbol	JMSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	$13	0.26%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[55]
Net Assets	$ 134,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$134M
Number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.2
Equity Funds	31.5
Exchange-Traded Funds (ETFs)	30.1
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1

C000077720 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class I Shares
Trading Symbol	JCAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	$13	0.25%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[56]
Net Assets	$ 134,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$134M
Number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.2
Equity Funds	31.5
Exchange-Traded Funds (ETFs)	30.1
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1

C000077721 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class S Shares
Trading Symbol	JCASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	$34	0.66%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[57]
Net Assets	$ 134,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$134M
Number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.2
Equity Funds	31.5
Exchange-Traded Funds (ETFs)	30.1
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1

C000028943 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class T Shares
Trading Symbol	JSPCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	$17	0.34%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[58]
Net Assets	$ 134,000,000
Holdings Count | Holding	19
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$134M
Number of portfolio holdings	19
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.2
Equity Funds	31.5
Exchange-Traded Funds (ETFs)	30.1
Money Markets	2.2
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.7
Janus Henderson Overseas Fund - Class N Shares	12.8
iShares Core International Aggregate Bond	9.3
iShares JP Morgan USD Emerging Markets Bond	8.1

C000077742 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class A Shares
Trading Symbol	JDFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX)	$38	0.75%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[59]
Net Assets	$ 2,641,000,000
Holdings Count | Holding	633
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077743 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class C Shares
Trading Symbol	JFICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX)	$73	1.44%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%	[60]
Net Assets	$ 2,641,000,000
Holdings Count | Holding	633
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000083536 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class D Shares
Trading Symbol	JANFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	$28	0.55%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[61]
Net Assets	$ 2,641,000,000
Holdings Count | Holding	633
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077744 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class I Shares
Trading Symbol	JFLEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	$23	0.46%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[62]
Net Assets	$ 2,641,000,000
Holdings Count | Holding	633
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000114884 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class N Shares
Trading Symbol	JDFNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	$22	0.44%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[63]
Net Assets	$ 2,641,000,000
Holdings Count | Holding	633
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077745 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class R Shares
Trading Symbol	JDFRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	$60	1.18%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[64]
Net Assets	$ 2,641,000,000
Holdings Count | Holding	633
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077746 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class S Shares
Trading Symbol	JADFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	$48	0.94%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[65]
Net Assets	$ 2,641,000,000
Holdings Count | Holding	633
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028954 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class T Shares
Trading Symbol	JAFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	$35	0.68%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[66]
Net Assets	$ 2,641,000,000
Holdings Count | Holding	633
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,641M
Number of portfolio holdings	633
Portfolio turnover rate	79%
Weighted average maturity	6.3 Years
Effective duration	6.6 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	31.5
Corporate Bonds	28.5
Mortgage-Backed Securities	24.6
United States Treasury Notes/Bonds	9.8
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(1.8)
Ratings Summary (% of net assets)†
AAA	2.8
AA	35.1
A	7.4
BBB	18.7
BB	7.7
B	0.9
Not Rated	26.0
Other	1.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077645 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class A Shares
Trading Symbol	JRSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX)	$48	0.91%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[67]
Net Assets	$ 621,000,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7

C000077646 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class C Shares
Trading Symbol	JRSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX)	$86	1.63%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.63%	[68]
Net Assets	$ 621,000,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7

C000150517 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class D Shares
Trading Symbol	JRSDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	$38	0.71%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[69]
Net Assets	$ 621,000,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7

C000077647 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class I Shares
Trading Symbol	JRSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	$35	0.66%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[70]
Net Assets	$ 621,000,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7

C000147334 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class N Shares
Trading Symbol	JRSNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	$31	0.59%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[71]
Net Assets	$ 621,000,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7

C000077648 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class S Shares
Trading Symbol	JRSSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	$57	1.08%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[72]
Net Assets	$ 621,000,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7

C000077649 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class T Shares
Trading Symbol	JRSTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	$43	0.82%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[73]
Net Assets	$ 621,000,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$621M
Number of portfolio holdings	103
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.3)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	8.4
NVIDIA Corp	5.7
Microsoft Corp	5.6
Alphabet Inc - Class A	4.4
Amazon.com Inc	3.7

C000107973 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JVSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX)	$69	1.34%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%	[74]
Net Assets	$ 100,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7

C000107974 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JVSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX)	$105	2.03%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.03%	[75]
Net Assets	$ 100,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7

C000107975 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JSVDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	$56	1.09%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[76]
Net Assets	$ 100,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7

C000107976 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JVSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	$55	1.06%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%	[77]
Net Assets	$ 100,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7

C000114893 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JVSNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	$50	0.96%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[78]
Net Assets	$ 100,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7

C000107977 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JSVSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	$66	1.28%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%	[79]
Net Assets	$ 100,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7

C000107978 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JSVTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	$63	1.21%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%	[80]
Net Assets	$ 100,000,000
Holdings Count | Holding	50
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$100M
Number of portfolio holdings	50
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.9
Repurchase Agreements	1.8
Other	0.3
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	2.9
Fulton Financial Corp	2.9
Bath & Body Works Inc	2.9
Agree Realty Corp	2.8
Vontier Corp	2.7

C000137958 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class A Shares
Trading Symbol	JMUAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX)	$46	0.89%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[81]
Net Assets	$ 5,150,000,000
Holdings Count | Holding	683
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137959 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class C Shares
Trading Symbol	JMUCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX)	$84	1.63%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.63%	[82]
Net Assets	$ 5,150,000,000
Holdings Count | Holding	683
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137960 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class D Shares
Trading Symbol	JMUDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	$36	0.70%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[83]
Net Assets	$ 5,150,000,000
Holdings Count | Holding	683
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137961 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class I Shares
Trading Symbol	JMUIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	$34	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[84]
Net Assets	$ 5,150,000,000
Holdings Count | Holding	683
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137962 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class N Shares
Trading Symbol	JMTNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	$29	0.57%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[85]
Net Assets	$ 5,150,000,000
Holdings Count | Holding	683
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137963 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class S Shares
Trading Symbol	JMUSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	$58	1.13%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[86]
Net Assets	$ 5,150,000,000
Holdings Count | Holding	683
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137964 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class T Shares
Trading Symbol	JMUTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	$42	0.81%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[87]
Net Assets	$ 5,150,000,000
Holdings Count | Holding	683
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,150M
Number of portfolio holdings	683
Portfolio turnover rate	37%
Weighted average maturity	6.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	54.2
Corporate Bonds	23.2
Mortgage-Backed Securities	21.9
Investment Companies	10.2
Bank Loans and Mezzanine Loans	9.9
Private Preferred Equity	0.2
Common Stocks	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.0
Promissory Notes	0.0
Other	(19.8)
Ratings Summary (% of net assets)†
AAA	3.9
AA	22.7
A	2.4
BBB	10.1
BB	12.4
B	13.5
CCC	1.1
Not Rated	48.5
Other	(14.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137972 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class A Shares
Trading Symbol	JUCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX)	$50	0.97%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[88]
Net Assets	$ 51,000,000
Holdings Count | Holding	133
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137973 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class C Shares
Trading Symbol	JUCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX)	$86	1.68%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%	[89]
Net Assets	$ 51,000,000
Holdings Count | Holding	133
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137974 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class D Shares
Trading Symbol	JUCDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)	$39	0.76%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[90]
Net Assets	$ 51,000,000
Holdings Count | Holding	133
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137975 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class I Shares
Trading Symbol	JUCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)	$38	0.74%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[91]
Net Assets	$ 51,000,000
Holdings Count | Holding	133
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137976 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class N Shares
Trading Symbol	JUCNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)	$33	0.64%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[92]
Net Assets	$ 51,000,000
Holdings Count | Holding	133
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000151361 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class R Shares
Trading Symbol	JUCRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)	$71	1.39%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.39%	[93]
Net Assets	$ 51,000,000
Holdings Count | Holding	133
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137977 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class S Shares
Trading Symbol	JUCSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)	$58	1.14%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[94]
Net Assets	$ 51,000,000
Holdings Count | Holding	133
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137978 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class T Shares
Trading Symbol	JUCTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)	$45	0.87%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[95]
Net Assets	$ 51,000,000
Holdings Count | Holding	133
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	133
Portfolio turnover rate	31%
Weighted average maturity	2.9 Years
Effective duration	1.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	66.9
Asset-Backed/Commercial Mortgage-Backed Securities	25.2
Commercial Paper	2.5
Other	5.4
Ratings Summary (% of net assets)†
A	17.8
AA	1.7
AAA	6.3
B2	0.4
BB+	1.1
BBB	48.4
Ba1	9.0
Ba2	9.4
Ba3	1.4
Not Rated	0.2
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183913 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class A Shares
Trading Symbol	HFAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX)	$42	0.82%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[96]
Net Assets	$ 826,000,000
Holdings Count | Holding	221
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183914 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class C Shares
Trading Symbol	HFACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX)	$80	1.56%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%	[97]
Net Assets	$ 826,000,000
Holdings Count | Holding	221
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183915 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class D Shares
Trading Symbol	HFADX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	$35	0.68%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[98]
Net Assets	$ 826,000,000
Holdings Count | Holding	221
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183916 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class I Shares
Trading Symbol	HFAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	$29	0.57%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[99]
Net Assets	$ 826,000,000
Holdings Count | Holding	221
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183917 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class N Shares
Trading Symbol	HFARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	$30	0.58%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[100]
Net Assets	$ 826,000,000
Holdings Count | Holding	221
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183919 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class S Shares
Trading Symbol	HFASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	$55	1.07%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[101]
Net Assets	$ 826,000,000
Holdings Count | Holding	221
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183920 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class T Shares
Trading Symbol	HFATX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	$42	0.81%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[102]
Net Assets	$ 826,000,000
Holdings Count | Holding	221
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$826M
Number of portfolio holdings	221
Portfolio turnover rate	47%
Weighted average maturity	6.7 Years
Effective duration	7.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.9
Foreign Government Bonds	14.3
Mortgage-Backed Securities	7.3
Bank Loans and Mezzanine Loans	5.2
Investment Companies	2.2
Asset-Backed/Commercial Mortgage-Backed Securities	1.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.8)
Ratings Summary (% of net assets)†
AAA	6.9
AA	13.0
A	16.1
BBB	28.6
BB	15.3
B	4.9
Not Rated	14.2
Other	1.0
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Quality Explanation [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183943 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class A Shares
Trading Symbol	HDAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class A Shares/HDAVX)	$58	1.17%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%	[103]
Net Assets	$ 181,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2

C000183944 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class C Shares
Trading Symbol	HDCVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class C Shares/HDCVX)	$94	1.89%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.89%	[104]
Net Assets	$ 181,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2

C000183945 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class D Shares
Trading Symbol	HDDVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class D Shares/HDDVX)	$49	0.98%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[105]
Net Assets	$ 181,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2

C000183946 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class I Shares
Trading Symbol	HDIVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class I Shares/HDIVX)	$47	0.94%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[106]
Net Assets	$ 181,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2

C000183947 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class N Shares
Trading Symbol	HDRVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class N Shares/HDRVX)	$42	0.85%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[107]
Net Assets	$ 181,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2

C000183949 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class S Shares
Trading Symbol	HDQVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class S Shares/HDQVX)	$56	1.12%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[108]
Net Assets	$ 181,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2

C000183950 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class T Shares
Trading Symbol	HDTVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class T Shares/HDTVX)	$54	1.09%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%	[109]
Net Assets	$ 181,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$181M
Number of portfolio holdings	45
Portfolio turnover rate	23%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2
Asset Allocation (% of net assets)
Common Stocks	93.9
Investment Companies	2.6
Preferred Stocks	2.6
Other	0.9
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
RELX PLC	3.8
Sony Corp	3.4
Unilever PLC	3.2
Zurich Insurance Group AG	3.2

[1]	Annualized for periods of less than one full year.
[2]	Period from December 9, 2024 (inception date) through December 31, 2024 for Class I shares.
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[4]	Period from October 18, 2024 (inception date) through December 31, 2024 for Class N shares.
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